RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash [Line Items]
Restricted cash	$ 3,680	$ 2,783
Environmental bonds
Restricted Cash [Line Items]
Restricted cash	3,243	2,392
Severance funds
Restricted Cash [Line Items]
Restricted cash	297	323
Other
Restricted Cash [Line Items]
Restricted cash	$ 140	$ 68